Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other payables
Schedule of cost of sales and services provided
Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii)	06.30.2024	06.30.2023	06.30.2022
Inventories at the beginning of the year	56,952	23,699	80,651	74,639	211,375
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,787)	-	(1,787)	8,415	119,711
Changes in the net realizable value of agricultural products after harvest	7,174	-	7,174	(9,422)	(16,002)
Additions	434	-	434	1,081	1,025
Currency translation adjustment	(29,654)	(1,062)	(30,716)	(1,375)	(33,022)
Transfers	-	-	-	(1,605)	-
Harvest	282,517	-	282,517	264,663	215,773
Acquisitions and classifications	141,893	110,214	252,107	259,383	237,768
Consume	(29,901)	-	(29,901)	(44,245)	(46,999)
Disposals due to sales	-	(2,861)	(2,861)	(2,575)	-
Expenses incurred	49,387	-	49,387	48,496	54,975
Inventories at the end of the year	(153,566)	(20,624)	(174,190)	(169,351)	(186,077)
Cost as of 06.30.2024	323,449	109,366	432,815	-	-
Cost as of 06.30.2023	313,526	114,578	-	428,104	-
Cost as of 06.30.2022	461,349	97,178	-	-	558,527